SCHEDULE OF INVESTMENTS November 30, 2019 Unaudited

	Principal Amount	Value
Corporate Loans—92.2%
Consumer Discretionary—24.0%
Auto Components—2.1%
American Axle & Manufacturing, Inc. , Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 3.96%,[LIBOR12+225],
4/6/24[1,2]	$421,517	$414,969
Boing US Holdco, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.008%,[LIBOR4+325], 10/3/24[1,2]	2,705,303	2,603,854
Gates Global LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.452%,[LIBOR4+300], 4/1/24[1,2]	1,736,079	1,733,753
Panther BF Aggregator 2 LP, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.30%,[LIBOR12+350], 4/30/26[1,2]	2,070,000	2,072,598
Superior Industries International, Inc. , Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.702%,[LIBOR12+400],
5/22/24[1,2]	3,089,871	2,935,378
Tenneco, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.786%,[LIBOR4+275], 10/1/25[1,2]	4,207,373	4,033,819
		13,794,371

Automobiles—0.6%
Thor Industries, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.563%,[LIBOR4+375], 2/1/26[1,2]	768,143	765,263
TI Group Automotive Systems LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 4.286%,[LIBOR12+275],
6/30/22[1,2]	3,021,585	3,008,365
		3,773,628

Distributors—0.2%
Bass Pro Group LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.702%,[LIBOR12+500], 9/25/24[1,2]	1,018,665	1,003,385

Diversified Consumer Services—0.2%
Casmar Australia Pty Ltd. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.436%,[LIBOR4+450], 12/8/23[1,2]	946,064	841,997
Weight Watchers International, Inc. , Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 6.86%,[LIBOR12+475],
11/29/24[1,2]	414,215	415,033
		1,257,030

Entertainment—1.5%
CDS US Intermediate Holdings, Inc. , Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.854%,[LIBOR4+375],
7/8/22[1,2]	370,558	343,693
Delta 2 Lux Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B3, 4.202%,[LIBOR12+250], 2/1/24[1,2]	3,333,031	3,319,132
Deluxe Entertainment Services Group, Inc. , Sr. Sec. Credit
Facilities 1st Lien Exit Term Loan, 3/24/24[1,2,3]	877,097	890,254
Deluxe Entertainment Services Group, Inc. , Sr. Sec. Credit
Facilities 2nd Lien Term Loan, 9/25/24[1,2,3]	513,986	405,406
Metro-Goldwyn-Mayer, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.29%,[LIBOR4+250], 7/3/25[1,2]	1,755,567	1,745,323

1 INVESCO OPPENHEIMER MASTER LOAN FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Entertainment (Continued)
Metro-Goldwyn-Mayer, Inc. , Sr. Sec. Credit Facilities 2nd Lien
Term Loan, Tranche B, 6.29%,[LIBOR4+450], 7/3/26[1,2]	$995,000	$967,637
Technicolor SA, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.874%,[LIBOR4+275], 12/6/23[1,2]	1,066,456	877,160
William Morris Endeavor Entertainment LLC, Sr. Sec.
Credit Facilities 1st Lien Term Loan, Tranche B1,
4.54%,[LIBOR6+275], 5/18/25[1,2]	1,406,288	1,385,784
		9,934,389

Hotels, Restaurants & Leisure—5.1%
24 Hour Fitness Worldwide, Inc. , Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.202%,[LIBOR12+350],
5/30/25[1,2]	357,086	269,402
Caesars Growth Properties Holdings LLC, Sr. Sec. Credit
Facilities 1st Lien Term Loan, 4.452%,[LIBOR4+275],
12/23/24[1,2]	7,138,526	7,095,623
CDS US Intermediate Holdings, Inc. , Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.854%,[LIBOR4+375],
7/8/22[1,2]	468,657	434,680
Churchill Downs, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 3.71%,[LIBOR12+200], 12/27/24[1,2]	843,644	848,390
CityCenter Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 3.952%,[LIBOR12+225], 4/18/24[1,2]	1,859,303	1,864,965
Eldorado Resorts, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.00%-4.063%,[LIBOR4+225], 4/17/24[1,2]	2,336,830	2,338,781
Four Seasons Hotels Ltd. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, 3.702%,[LIBOR12+200], 11/30/23[1,2]	184,378	185,555
GVC Holdings plc, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B2, 4.446%,[LIBOR4+275], 3/29/24[1,2]	1,977,580	1,979,439
KFC Holding Co. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 3.513%,[LIBOR12+175], 4/3/25[1,2]	345,244	346,682
NPC International, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.427%,[LIBOR12+350], 4/19/24[1,2]	765,561	384,694
Scientific Games International, Inc. , Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B5, 4.452%,[LIBOR6+275],
8/14/24[1,2]	6,428,659	6,409,470
SeaWorld Parks & Entertainment, Inc. , Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B5, 4.702%,[LIBOR4+300],
4/1/24[1,2]	1,796,371	1,800,108
Stars Group Holdings BV, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.604%,[LIBOR4+350], 7/10/25[1,2]	3,759,632	3,780,141
Station Casinos LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.21%,[LIBOR12+250], 6/8/23[1,2]	3,315,887	3,327,526
Topgolf International, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, 7.265%,[LIBOR12+550], 2/9/26[1,2]	203,975	206,015
Town Sports International LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.286%,[LIBOR12+350],
11/15/20[1,2]	1,931,577	1,424,538

2 INVESCO OPPENHEIMER MASTER LOAN FUND

	Principal Amount	Value
Hotels, Restaurants & Leisure (Continued)
Weight Watchers International, Inc. , Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 6.86%,[LIBOR12+475],
11/29/24[1,2]	$137,051	$137,322
Wyndham Hotels & Resorts, Inc. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 3.536%,[LIBOR4+200], 5/30/25[1,2]	249,969	251,445
		33,084,776

Household Durables—1.4%
AI Aqua Merger Sub, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B1, 4.952%,[LIBOR12+325], 12/13/23[1,2]	5,505,613	5,320,230
American Greetings Corp. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.202%,[LIBOR12+450], 4/6/24[1,2]	1,455,814	1,412,824
Lifetime Brands, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.202%,[LIBOR12+350], 2/28/25[1,2,4]	326,114	321,222
Serta Simmons Bedding LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.222%,[LIBOR4+350], 11/8/23[1,2]	1,492,225	881,659
Varsity Brands Holdings Co. , Inc. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.202%,[LIBOR12+350], 12/16/24[1,2]	1,027,756	977,442
		8,913,377

Internet & Catalog Retail—0.3%
Rodan & Fields LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.765%,[LIBOR12+400], 6/16/25[1,2]	2,426,651	1,629,897
Sungard AS New Holdings III LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, 2.50% PIK Rate, 6.287% Cash Rate,
11/3/22[1,2,5]	233,579	184,527
		1,814,424

Leisure Products—0.4%
Bass Pro Group LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.702%,[LIBOR12+500], 9/25/24[1,2]	2,394,096	2,358,184
Callaway Golf Co. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.258%,[LIBOR12+450], 1/4/26[1,2]	316,524	320,283
		2,678,467

Media—10.2%
ABG Intermediate Holdings 2 LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.202%,[LIBOR4+350], 9/27/24[1,2]	1,825,156	1,825,156
Altice Financing SA, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.515%,[LIBOR4+275], 7/15/25[1,2]	3,425,468	3,350,108
CBS Radio, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B1, 4.452%,[LIBOR4+275], 11/18/24[1,2]	749,151	755,006
Checkout Holding Corp. , Sr. Sec. Credit Facilities 1st Lien Exit
Term Loan, 9.346%,[LIBOR12+750], 2/15/23[1,2]	1,249,132	994,103
Checkout Holding Corp. , Sr. Sec. Credit Facilities 1st
Lien Exit Term Loan, 9.50% PIK Rate, 2.846% Cash
Rate,[LIBOR12+100], 8/15/23[1,2,5]	1,303,436	550,702
EW Scripps Co. (The), Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.452%,[LIBOR12+275], 5/1/26[1,2]	2,366,866	2,378,712

3 INVESCO OPPENHEIMER MASTER LOAN FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Media (Continued)
Gray Television, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.281%,[LIBOR12+250], 1/2/26[1,2]	$4,628,500	$4,640,719
iHeartCommunications, Inc. , Sr. Sec. Credit Facilities 1st Lien
Exit Term Loan, 6.032%,[LIBOR12+400], 5/1/26[1,2]	1,817,607	1,831,611
Intelsat Jackson Holdings SA, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B3, 5.682%,[LIBOR4+375], 11/27/23[1,2]	2,406,271	2,376,794
ION Media Networks, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B4, 4.75%,[LIBOR12+300], 12/18/24[1,2]	6,950,000	6,952,120
LUPR Loan Financing LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.77%,[LIBOR12+500], 10/15/26[1,2]	1,268,294	1,281,928
MediArena Acquisition BV, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 7.835%,[LIBOR4+575], 8/13/21[1,2]	2,377,048	2,388,351
NEP Group, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.036%,[LIBOR4+325], 10/20/25[1,2]	6,448,396	6,080,838
Nexstar Broadcasting, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.554%,[LIBOR4+275], 9/21/26[1,2]	6,900,000	6,937,363
Red Ventures LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.80%,[LIBOR12+300], 11/8/24[1,2]	1,994,962	1,998,154
Sinclair Television Group Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.27%,[LIBOR4+250], 9/30/26[1,2]	658,945	661,211
Sinclair Television Group, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.96%,[LIBOR12+325], 8/24/26[1,2]	3,955,452	3,951,733
Telesat LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
11/21/26[1,2,3]	3,258,010	3,260,046
Univision Communications, Inc. , Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche C5, 4.536%,[LIBOR12+275],
3/15/24[1,2]	3,830,515	3,757,831
Virgin Media Bristol LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.265%,[LIBOR12+250], 1/4/28[1,2]	3,565,000	3,570,936
Ziggo Secured Finance Partnership, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche E, 4.265%,[LIBOR12+250],
4/15/25[1,2]	6,145,000	6,143,064
		65,686,486

Multiline Retail—0.2%
Neiman Marcus Group Ltd. LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, 1.00% PIK Rate, 7.271% Cash
Rate,[LIBOR12+650], 10/25/23[1,2,5]	1,423,562	1,049,877

Specialty Retail—1.2%
CWGS Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.452%,[LIBOR12+275], 11/8/23[1,2]	747,256	673,931
IRB Holding Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.216%,[LIBOR12+325], 2/5/25[1,2]	3,062,637	3,067,431
Staples, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.781%,[LIBOR12+500], 4/16/26[1,2]	4,094,425	4,050,226
		7,791,588

4 INVESCO OPPENHEIMER MASTER LOAN FUND

	Principal Amount	Value
Textiles, Apparel & Luxury Goods—0.6%
International Textile Group, Inc. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6.781%,[LIBOR4+500], 5/1/24[1,2]	$1,059,115	$847,292
SIWF Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.952%,[LIBOR12+425], 6/15/25[1,2]	2,710,707	2,677,948
		3,525,240
Consumer Staples—4.7%
Beverages—0.7%
Dole Food Co. , Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.452%-4.466%,[LIBOR12+275], 4/6/24[1,2]	3,335,140	3,302,472
Sunshine Investments BV, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B3, 5.16%,[LIBOR4+325], 3/28/25[1,2]	1,267,200	1,269,582
		4,572,054

Food & Staples Retailing—1.8%
Albertson's LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B7, 4.152%,[LIBOR12+275], 11/17/25[1,2]	274,711	276,866
Tranche B8, 4.152%,[LIBOR12+275], 8/17/26[1,2]	574,890	579,227
CM Acquisition Co. , Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 12.104%,[LIBOR4+1,000], 7/26/23[1,2]	937,359	895,178
Hearthside Group Holdings LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.389%,[LIBOR12+368.75], 5/23/25[1,2]	2,759,527	2,568,430
Nomad Foods Europe Midco Ltd. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, 4.015%,[LIBOR12+225], 5/15/24[1,2]	2,052,285	2,056,779
Petco Animal Supplies, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B1, 5.177%,[LIBOR4+325], 1/26/23[1,2]	61,067	48,599
Serta Simmons Bedding LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.265%,[LIBOR4+350], 11/8/23[1,2]	5,243,433	3,098,004
United Natural Foods, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.036%,[LIBOR12+425], 10/22/25[1,2]	2,002,207	1,659,019
		11,182,102

Food Products—0.4%
PetSmart, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.77%,[LIBOR12+400], 3/11/22[1,2]	2,702,656	2,637,346

Household Products—0.8%
Energizer Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.06%,[LIBOR12+225], 12/17/25[1,2]	1,968,980	1,980,055
Reynolds Group Holdings, Inc. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, 4.536%,[LIBOR12+300], 2/5/23[1,2]	3,386,633	3,396,167
		5,376,222

Personal Products—1.0%
Coty, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 4.005%,[LIBOR4+225], 4/7/25[1,2]	2,812,069	2,738,252

5 INVESCO OPPENHEIMER MASTER LOAN FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Personal Products (Continued)
Revlon Consumer Products Corp. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.604%-5.624%,[LIBOR12+350],
9/7/23[1,2]	$4,637,545	$3,418,520
		6,156,772

Energy—4.4%
Energy Equipment & Services—0.3%
Bison Midstream Holdings LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.722%,[LIBOR12+400],
5/21/25[1,2]	319,306	258,638
Covia Holdings Corp. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 6.043%,[LIBOR4+375], 6/1/25[1,2]	532,462	378,770
Eastern Power LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.452%,[LIBOR12+375], 10/2/23[1,2]	362,293	363,010
McDermott Technology Americas, Inc. , Sr. Sec. Credit Facilities
1st Lien Term Loan, 12.00%,[LIBOR4+1,000], 10/21/21[1,2]	118,991	120,359
McDermott Technology Americas, Inc. , Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 7.104%,[LIBOR12+500],
5/9/25[1,2]	660,598	324,291
McDermott Technology Americas, Inc. , Sr. Sec. Credit Facilities
1st Lien Term Loan, Delayed Draw, 10/21/21[1,2,6]	162,261	164,127
		1,609,195

Oil, Gas & Consumable Fuels—4.1%
Ascent Resources - Marcellus LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 8.263%,[LIBOR12+650], 3/30/23[1,2]	843,555	767,635
Buckeye Partner LP, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.53%,[LIBOR12+275], 11/1/26[1,2]	573,529	578,855
Fieldwood Energy LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 7.177%,[LIBOR12+525], 4/11/22[1,2]	2,848,091	2,320,311
Limetree Bay Terminals LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.702%,[LIBOR12+400], 2/15/24[1,2]	2,155,057	1,853,888
Murray Energy Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B2, 9.354%,[LIBOR4+725], 10/17/22[1,2]	19,202,312	4,445,335
Tranche B3, 9.862%,[LIBOR4+775], 10/17/22[1,2]	5,454,160	1,262,638
Murray Energy Corp. , Sr. Sec. Credit Facilities Debtor in
Possession 1st Lien Term Loan, 12/31/22[1,2,3]	3,923,081	3,892,677
Murray Energy Corp. , Sr. Sec. Credit Facilities Debtor in
Possession 1st Lien Term Loan, Delayed Draw, 12/31/22[1,2,6]	1,938,187	1,923,166
Peabody Energy Corp. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.536%,[LIBOR12+275], 3/31/25[1,2]	1,190,285	1,010,255
Sandy Creek Energy Associates LP, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 6.104%,[LIBOR4+400], 11/9/20[1,2]	1,978,981	1,706,871
Seadrill Operating LP, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 8.104%,[LIBOR4+600], 2/21/21[1,2]	4,089,143	1,667,512
Southcross Energy Partners LP, Sr. Sec. Credit Facilities Debtor
in Possession 1st Lien Term Loan, 10.25%,[PRIME12+525],
12/30/19[1,2,4]	179,173	173,797
Southcross Energy Partners LP, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 10.00%,[PRIME12+525], 12/30/19[1,2,4]	812,408	788,036

6 INVESCO OPPENHEIMER MASTER LOAN FUND

	Principal Amount	Value
Oil, Gas & Consumable Fuels (Continued)
Southcross Energy Partners LP, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 10.00%,[PRIME12+525], 8/4/21[1,2,7]	$2,601,063	$1,989,813
Southcross Energy Partners LP, Sr. Sec. Credit Facilities Debtor
in Possession 1st Lien Term Loan, 11.77%,[LIBOR12+1,000],
12/30/19[1,2]	344,329	348,345
Ultra Resources, Inc. , Sr. Sec. Credit Facilities 1st Lien Exit
Term Loan, 6.054%,[LIBOR4+400], 4/12/24[1,2]	2,779,110	1,673,719
		26,402,853

Financials—11.8%
Capital Markets—3.5%
Almonde, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.696%-5.70%,[LIBOR4+350], 6/13/24[1,2]	2,197,479	2,153,540
Alpha 3 BV, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B1, 5.104%,[LIBOR4+300], 1/31/24[1,2]	1,523,488	1,508,885
Aretec Group, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.952%,[LIBOR12+425], 10/1/25[1,2]	5,883,398	5,574,520
Blackstone CQP Holdco LP, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.656%,[LIBOR4+350], 9/30/24[1,2]	1,995,000	1,996,396
Monarchy Enterprises Holdings BV, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 8.286%,[LIBOR4+650], 10/13/22[1,2]	11,700,000	11,641,500
		22,874,841

Commercial Banks—0.3%
AmWINS Group, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.452%,[LIBOR12+275], 1/25/24[1,2]	363,333	364,788
GGP Nimbus LP, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.20%,[LIBOR12+250], 8/27/25[1,2]	645,641	638,378
iStar, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 4.472%,[LIBOR12+275], 6/28/23[1,2]	839,995	844,195
		1,847,361

Diversified Financial Services—4.1%
Digicel International Finance Ltd. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.34%,[LIBOR4+325], 5/27/24[1,2]	1,925,253	1,624,779
IG Investments Holdings LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.702%,[LIBOR12+400], 5/23/25[1,2]	402,405	397,751
Inmar, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.104%,[LIBOR4+400], 5/1/24[1,2]	3,359,889	3,195,053
IPC Corp. , Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.40%
PIK Rate, 5.465% Cash Rate,[LIBOR4+950], 2/4/22[1,2,5]	2,242,081	627,783
Larchmont Resources LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche A, 9.14%,[LIBOR4+700], 8/7/20[1,2,4]	102,510	95,078
MA FinanceCo LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.30%,[LIBOR12+275], 6/21/24[1,2]	934,238	930,590
NFP Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 4.786%,[LIBOR12+300], 1/8/24[1,2]	1,956,438	1,937,362
PGX Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 7.04%,[LIBOR12+525], 9/29/20[1,2]	2,217,088	1,684,987

7 INVESCO OPPENHEIMER MASTER LOAN FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Diversified Financial Services (Continued)
PGX Holdings, Inc. , Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 10.79%,[LIBOR12+900], 9/29/21[1,2,4]	$647,089$	575,909
Pi US Mergerco, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B1, 5.036%,[LIBOR12+350], 1/3/25[1,2]	2,659,328	2,653,518
Riverbed Technology, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.04%,[LIBOR12+325], 4/24/22[1,2]	5,771,351	4,615,580
Sheridan Holding Co. II LLC, Sr. Sec. Credit Facilities Debtor in
Possession 1st Lien Term Loan, 3/16/20[1,2,3]	444,850	447,074
Sheridan Holding Co. II LLC, Sr. Sec. Credit Facilities Debtor in
Possession 1st Lien Term Loan, 3/19/20[1,2,3]	444,850	447,074
Sheridan Investment Partners II LP, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 6.13%,[LIBOR4+350],
12/16/20[1,2,7]	3,293,313	1,037,394
Sheridan Production Partners II-A LP, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 6.13%,[LIBOR4+350],
12/16/20[1,2,7]	458,652	144,475
Sheridan Production Partners II-M LP, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 6.13%,[LIBOR4+350],
12/16/20[1,2,7]	169,694	53,454
Travelport Finance Luxembourg Sarl, Sr. Sec. Credit Facilities
1st Lien Term Loan, 7.104%,[LIBOR4+500], 5/29/26[1,2]	6,200,000	5,682,486
		26,150,347

Insurance—2.5%
Acrisure LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.854%-6.354%,[LIBOR4+375], 11/22/23[1,2]	2,788,971	2,776,683
Alliant Holdings Intermediate LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 4.702%,[LIBOR12+300], 5/9/25[1,2]	2,455,727	2,435,013
AmWINS Group, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.452%,[LIBOR12+275], 1/25/24[1,2]	1,522,118	1,528,214
Asurion LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B4, 4.702%,[LIBOR12+300], 8/4/22[1,2]	4,202,435	4,214,706
Tranche B6, 4.702%,[LIBOR12+300], 11/3/23[1,2]	805,569	807,269
Tranche B7, 4.702%,[LIBOR12+300], 11/3/24[1,2]	987,500	989,658
HUB International Ltd. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.94%,[LIBOR4+300], 4/25/25[1,2]	3,332,640	3,291,882
		16,043,425

Real Estate Investment Trusts (REITs)—1.4%
DTZ US Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.952%,[LIBOR12+325], 8/21/25[1,2]	2,115,871	2,123,361
GGP Nimbus LP, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.20%,[LIBOR12+250], 8/27/25[1,2]	1,941,310	1,919,471
iStar, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 4.521%,[LIBOR12+275], 6/28/23[1,2]	818,995	823,090
Lightstone Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 5.452%,[LIBOR12+375], 1/30/24[1,2]	2,481,142	2,237,692
Tranche C, 5.452%,[LIBOR12+375], 1/30/24[1,2]	139,996	126,260

8 INVESCO OPPENHEIMER MASTER LOAN FUND

	Principal Amount	Value
Real Estate Investment Trusts (REITs) (Continued)
Realogy Group LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 3.958%,[LIBOR12+225], 2/8/25[1,2]	$1,994,924	$1,931,755
		9,161,629

Health Care—7.9%
Biotechnology—1.0%
Seattle SpinCo, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.202%,[LIBOR12+275], 6/21/24[1,2]	6,315,318	6,290,657

Health Care Equipment & Supplies—1.8%
AL Midcoast Holdings LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 7.604%,[LIBOR4+550], 8/1/25[1,2]	1,237,823	1,203,009
Alliance HealthCare Services, Inc. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6.202%,[LIBOR4+450], 10/24/23[1,2]	862,048	760,038
Mallinckrodt International Finance SA, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 4.854%,[LIBOR4+275],
9/24/24[1,2]	1,337,996	1,053,671
Ortho-Clinical Diagnostics SA, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.306%,[LIBOR4+325], 6/30/25[1,2]	3,381,923	3,343,877
Select Medical Corp. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.21%-4.58%,[LIBOR12+250], 3/6/25[1,2]	3,170,890	3,165,611
VVC Holding Corp. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.401%,[LIBOR4+450], 2/11/26[1,2]	1,756,175	1,757,492
		11,283,698

Health Care Providers & Services—3.8%
Acadia Healthcare Co. , Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B4, 4.202%,[LIBOR12+250], 2/16/23[1,2]	977,985	981,041
Alliance HealthCare Services, Inc. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6.202%,[LIBOR4+450], 10/24/23[1,2]	432,591	381,401
Enterprise Merger Sub, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.452%,[LIBOR4+375], 10/10/25[1,2]	4,540,489	3,589,120
Explorer Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 11/20/26[1,2,3]	785,319	782,048
Gentiva Health Services, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.50%,[LIBOR4+375], 7/2/25[1,2]	2,156,583	2,168,045
Jaguar Holding Co. II, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.202%,[LIBOR4+250], 8/18/22[1,2]	1,372,039	1,375,318
LifeScan Global Corp. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 8.056%,[LIBOR4+600], 10/1/24[1,2]	266,630	239,110
MPH Acquisition Holdings LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 4.854%,[LIBOR4+300], 6/7/23[1,2]	4,466,120	4,285,242
Sigma US Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.085%,[LIBOR4+325], 7/2/25[1,2]	3,033,049	3,019,400
Surgery Center Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, 4.96%,[LIBOR4+325], 9/2/24[1,2]	4,694,974	4,638,634
Team Health Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.536%,[LIBOR12+275], 2/6/24[1,2]	2,977,691	2,122,543

9 INVESCO OPPENHEIMER MASTER LOAN FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Health Care Providers & Services (Continued)
WP CityMD Bidco LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 8/13/26[1,2,3]	$994,296	$988,082
		24,569,984

Health Care Technology—0.7%
Change Healthcare Holdings LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 4.202%,[LIBOR12+275], 3/1/24[1,2]	4,618,930	4,624,426
		4,624,426

Life Sciences Tools & Services—0.1%
PAREXEL International Corp. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.536%,[LIBOR4+300], 9/27/24[1,2]	807,738	782,496

Pharmaceuticals—0.5%
Amneal Pharmaceuticals LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.25%,[LIBOR4+350], 5/4/25[1,2]	366,681	284,962
Bausch Health Cos. , Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.765%,[LIBOR4+300], 6/2/25[1,2]	1,452,618	1,460,564
Endo International plc, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.00%,[LIBOR12+425], 4/29/24[1,2]	1,732,322	1,602,164
		3,347,690

Industrials—9.3%
Aerospace & Defense—1.8%
MacDonald Dettwiler & Associates Ltd. , Sr. Sec.
Credit Facilities 1st Lien Term Loan, Tranche B,
4.854%,[LIBOR4+250], 10/4/24[1,2]	2,963,575	2,642,353
Space Exploration Technologies Corp. , Sr. Sec. Credit Facilities
1st Lien Term Loan, 5.952%,[LIBOR12+425], 11/21/25[1,2,4]	3,399,313	3,407,811
TransDigm, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche E, 4.286%,[LIBOR12+250], 5/30/25[1,2]	2,530,352	2,530,833
Tranche F, 4.286%,[LIBOR12+250], 6/9/23[1,2]	924,402	925,904
WP CPP Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.54%,[LIBOR4+375], 4/30/25[1,2]	2,423,536	2,399,301
		11,906,202

Air Freight & Couriers—0.2%
Navistar, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.27%,[LIBOR12+350], 11/6/24[1,2]	1,008,309	1,005,789

Airlines—0.4%
American Airlines, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 3.45%,[LIBOR12+175], 6/27/25[1,2]	1,183,050	1,174,774
Kestrel Bidco, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
8/7/26[1,2,3]	1,259,000	1,267,656
		2,442,430

10 INVESCO OPPENHEIMER MASTER LOAN FUND

	Principal Amount	Value
Building Products—1.1%
Pisces Midco, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.509%,[LIBOR4+375], 4/12/25[1,2]	$3,526,088	$3,490,827
VC GB Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.702%,[LIBOR12+325], 2/28/24[1,2,4]	1,615,243	1,578,900
Ventia Deco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.604%,[LIBOR4+350], 5/21/26[1,2,4]	1,879,078	1,888,473
		6,958,200

Commercial Services & Supplies—1.5%
4L Technologies, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.202%,[LIBOR4+450], 5/8/20[1,2]	4,573,191	2,503,822
Casmar Australia Pty Ltd. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.436%,[LIBOR4+450], 12/8/23[1,2]	1,707,277	1,519,476
Gateway Casinos & Entertainment Ltd. , Sr. Sec.
Credit Facilities 1st Lien Term Loan, Tranche B,
5.104%,[LIBOR4+300], 12/1/23[1,2]	2,190,443	2,166,491
IG Investments Holdings LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.702%,[LIBOR4+400], 5/23/25[1,2]	290,872	287,508
Mavis Tire Express Services Corp. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.036%,[LIBOR4+325], 3/20/25[1,2]	1,293,051	1,225,709
MH Sub I LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.536%,[LIBOR12+375], 9/13/24[1,2]	1,994,911	1,991,799
		9,694,805

Electrical Equipment—0.8%
Vertiv Intermediate Holding II Corp. , Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.927%,[LIBOR12+400],
11/30/23[1,2]	5,306,853	5,194,083

Industrial Conglomerates—0.5%
TransDigm, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche G, 4.286%-4.802%,[LIBOR4+250], 8/22/24[1,2]	3,230,402	3,232,421

Machinery—0.9%
Ardent Health Partners LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.202%,[LIBOR12+450], 6/30/25[1,2]	2,659,079	2,667,947
North American Lifting Holdings, Inc. , Sr. Sec. Credit Facilities
1st Lien Term Loan, 6.604%,[LIBOR4+450], 11/27/20[1,2]	1,328,699	1,103,485
Welbilt, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.286%,[LIBOR4+250], 10/23/25[1,2]	2,000,000	2,007,500
		5,778,932

Marine—0.1%
HGIM Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 8.034%,[LIBOR4+600], 7/2/23[1,2]	960,901	756,714

Professional Services—1.0%
AVSC Holding Corp. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.031%-5.234%,[LIBOR6+325], 3/3/25[1,2]	3,984,765	3,880,165

11 INVESCO OPPENHEIMER MASTER LOAN FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Professional Services (Continued)
Tempo Acquisition LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.786%,[LIBOR12+300], 5/1/24[1,2]	$2,546,940	$2,553,040
		6,433,205

Road & Rail—0.5%
Kenan Advantage Group, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 4.702%,[LIBOR12+300], 7/29/22[1,2]	3,010,043	2,946,079
Tranche B2, 4.702%,[LIBOR12+300], 7/29/22[1,2]	539,271	527,812
		3,473,891

Trading Companies & Distributors—0.2%
Beacon Roofing Supply, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 1/2/25[1,2,3]	973,684	967,954

Transportation Infrastructure—0.3%
American Axle & Manufacturing, Inc. , Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 4.19%,[LIBOR12+225],
4/6/24[1,2]	104,800	103,171
Mavis Tire Express Services Corp. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, Delayed Draw, 3.00%, 3/20/25[1,2,6]	123,759	117,314
Navistar, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.27%,[LIBOR12+350], 11/6/24[1,2]	1,617,674	1,613,630
		1,834,115

Information Technology—13.0%
Communications Equipment—1.5%
Avaya, Inc. , Sr. Sec. Credit Facilities 1st Lien Exit Term Loan,
Tranche B, 6.015%,[LIBOR12+425], 12/15/24[1,2]	7,700,244	7,369,133
Plantronics, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
4.286%,[LIBOR12+250], 7/2/25[1,2]	2,252,678	2,140,607
		9,509,740

Electronic Equipment, Instruments, & Components—0.7%
TruGreen LP, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.536%,[LIBOR12+375], 3/19/26[1,2]	328,350	330,199
TTM Technologies, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.281%,[LIBOR4+250], 9/28/24[1,2]	3,986,429	4,001,378
		4,331,577

Internet Software & Services—0.9%
Almonde, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.696%,[LIBOR4+350], 6/13/24[1,2]	526,645	516,114
Avaya, Inc. , Sr. Sec. Credit Facilities 1st Lien Exit Term Loan,
Tranche B, 6.015%,[LIBOR6+425], 12/15/24[1,2]	3,328,063	3,184,957
Quest Software US Holdings, Inc. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6.177%,[LIBOR4+425], 5/16/25[1,2]	833,458	830,337
Tempo Acquisition LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.786%,[LIBOR12+300], 5/1/24[1,2]	897,940	900,091

12 INVESCO OPPENHEIMER MASTER LOAN FUND

	Principal Amount	Value
Internet Software & Services (Continued)
Veritas US, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B1, 6.604%,[LIBOR4+450], 1/27/23[1,2]	$534,260	$500,326
		5,931,825

IT Services—5.1%
ATS Consolidated, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.536%,[LIBOR12+375], 2/28/25[1,2]	2,833,780	2,850,159
Blackhawk Network Holdings, Inc. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, 4.702%,[LIBOR4+300], 6/15/25[1,2]	5,747,362	5,733,511
Everi Payments, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.702%,[LIBOR12+300], 5/9/24[1,2]	2,226,621	2,231,486
Internap Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
0.75% PIK Rate, 8.100% Cash Rate, 4/6/22[1,2,5]	1,995,784	1,384,575
IQOR US, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.599%,[LIBOR4+550], 4/1/21[1,2]	1,265,000	1,107,577
IQOR US, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 7.099%,[LIBOR4+500], 4/1/21[1,2]	5,154,072	4,512,673
IQOR US, Inc. , Sr. Sec. Credit Facilities 2nd Lien Term Loan,
10.849%,[LIBOR4+875], 4/1/22[1,2]	760,036	511,504
Monitronics International, Inc. , Sr. Sec. Credit Facilities 1st
Lien Exit Term Loan, 8.604%,[LIBOR4+650], 3/29/24[1,2]	1,256,567	1,096,355
Nascar Holdings Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.628%,[LIBOR12+275], 10/19/26[1,2]	962,234	970,187
NeuStar, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B4, 5.286%,[LIBOR12+350], 8/8/24[1,2]	2,340,151	2,199,742
Pi US Mergerco, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.036%,[LIBOR12+350], 1/3/25[1,2]	1,299,968	1,297,128
Radiate Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.786%,[LIBOR12+300], 2/1/24[1,2]	4,872,939	4,848,794
WideOpenWest Finance LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.953%,[LIBOR12+325], 8/18/23[1,2]	4,516,887	4,401,707
		33,145,398

Semiconductors & Semiconductor Equipment—0.2%
Xperi Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.286%,[LIBOR12+250], 12/1/23[1,2]	1,662,614	1,628,322

Software—3.6%
AVSC Holding Corp. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.354%,[LIBOR4+325], 3/3/25[1,2]	111,719	108,787
Fusion Connect, Inc. , Sr. Sec. Credit Debtor in Possession
Facilities 1st Lien Term Loan, 11.25%,[LIBOR12+1,000],
12/6/19[1,2,4]	352,192	350,431
Fusion Connect, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 11.10% PIK Rate, 0.00% Cash Rate,[PRIME12+650],
5/4/23[1,2,5,7]	5,941,511	3,143,059
Infor US, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.854%,[LIBOR4+275], 2/1/22[1,2]	3,948,201	3,960,263
McAfee LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.555%,[LIBOR12+375], 9/30/24[1,2]	2,338,912	2,344,034

13 INVESCO OPPENHEIMER MASTER LOAN FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Software (Continued)
Mitchell International, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.036%,[LIBOR12+325], 11/29/24[1,2]	$846,568	$813,234
Quest Software US Holdings, Inc. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6.177%-6.613%,[LIBOR4+425], 5/16/25[1,2]	1,184,951	1,180,514
SolarWinds Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, 4.452%,[LIBOR12+300], 2/5/24[1,2]	1,034,606	1,039,453
Solera LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.452%,[LIBOR12+275], 3/3/23[1,2]	1,700,158	1,676,551
SS&C Technologies Holdings Europe Sarl, Sr. Sec.
Credit Facilities 1st Lien Term Loan, Tranche B4,
3.952%,[LIBOR4+250], 4/16/25[1,2]	1,449,625	1,461,251
SS&C Technologies, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B1, 3.952%,[LIBOR4+250], 4/16/25[1,2]	2,226,721	2,244,579
TIBCO Software, Inc. , Sec. Credit Facilities 1st Lien Term Loan,
5.78%,[LIBOR12+400], 6/30/26[1,2]	1,993,851	2,003,820
Veritas US, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B1, 6.286%,[LIBOR12+450], 1/27/23[1,2]	2,733,845	2,560,205
		22,886,181

Technology Hardware, Storage & Peripherals—1.0%
Banff Merger Sub, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.952%,[LIBOR4+425], 10/2/25[1,2]	3,113,714	3,002,788
Genuine Financial Holdings LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.452%,[LIBOR4+375], 7/11/25[1,2]	2,664,771	2,578,166
Harland Clarke Holdings Corp. , Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B7, 6.854%,[LIBOR4+475],
11/3/23[1,2]	577,894	443,895
Optiv Security, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 2/1/24[1,2,3]	263,639	218,381
		6,243,230

Materials—6.3%
Chemicals—3.9%
Alpha 3 BV, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B1, 5.104%,[LIBOR4+300], 1/31/24[1,2]	1,296,627	1,284,199
Consolidated Energy Finance SA, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 4.547%,[LIBOR12+250],
5/7/25[1,2,4]	1,989,924	1,925,252
GrafTech Finance, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.202%,[LIBOR12+350], 2/12/25[1,2,4]	2,673,432	2,613,279
Hexicon, Inc. , Sec. Credit Facilities 1st Lien Exit Term Loan,
Tranche B, 5.60%,[LIBOR4+350], 7/1/26[1,2]	493,763	495,925
INEOS US Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4/1/24[1,2,3]	1,994,924	1,987,862
MA FinanceCo LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B2, 4.05%,[LIBOR4+250], 11/19/21[1,2]	796,919	798,417
Messer Industries USA, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.604%,[LIBOR4+250], 3/1/26[1,2]	1,994,987	2,002,469

14 INVESCO OPPENHEIMER MASTER LOAN FUND

	Principal Amount	Value
Chemicals (Continued)
Momentive Performance Materials USA LLC, Sr.
Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
5.04%,[LIBOR4+325], 5/15/24[1,2]	$1,002,488	$991,525
New Arclin US Holding Corp. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.286%,[LIBOR4+350], 2/14/24[1,2]	1,755,679	1,720,566
Polar US Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 6.793%-6.854%,[LIBOR4+475], 10/15/25[1,2]	1,373,058	1,338,731
Starfruit US Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.005%,[LIBOR12+325], 10/1/25[1,2]	3,849,528	3,820,657
Tronox Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.536%,[LIBOR4+300], 9/23/24[1,2]	2,738,087	2,737,403
USI, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 5.104%,[LIBOR4+300], 5/16/24[1,2]	3,300,440	3,264,696
		24,980,981

Construction Materials—0.6%
Quikrete Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.536%,[LIBOR12+275], 11/15/23[1,2]	3,850,769	3,855,602

Containers & Packaging—1.7%
Ball Metalpack Finco LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.409%,[LIBOR12+450], 7/31/25[1,2]	898,625	771,317
Berry Global, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
4.258%,[LIBOR12+250], 7/1/26[1,2]	2,369,063	2,381,927
BWAY Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.234%,[LIBOR12+325], 4/3/24[1,2]	4,343,667	4,267,110
Flex Acquisition Co. , Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.349%,[LIBOR4+325], 6/29/25[1,2]	2,540,545	2,470,045
Plastipak Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.29%,[LIBOR12+250], 10/14/24[1,2]	1,516,562	1,504,952
		11,395,351

Paper & Forest Products—0.1%
Clearwater Paper Corp. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.875%,[LIBOR4+325], 7/26/26[1,2,4]	575,000	575,719

Telecommunication Services—9.0%
Diversified Telecommunication Services—7.3%
Altice Financing SA, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B13, 5.765%,[LIBOR4+400], 8/14/26[1,2]	4,187,700	4,168,060
CenturyLink, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.452%,[LIBOR4+275], 1/31/25[1,2]	7,994,565	8,003,439
Cincinnati Bell, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.952%,[LIBOR12+325], 10/2/24[1,2]	1,994,962	1,995,281
Colorado Buyer, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.77%,[LIBOR4+300], 5/1/24[1,2]	3,137,222	2,630,905
Consolidated Communications, Inc. , Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 4.71%,[LIBOR12+300],
10/5/23[1,2]	4,156,123	3,858,067

15 INVESCO OPPENHEIMER MASTER LOAN FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Diversified Telecommunication Services (Continued)
Daseke Cos. , Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.702%,[LIBOR12+500], 2/27/24[1,2]	$1,780,356	$1,675,209
Frontier Communications Corp. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.46%,[LIBOR12+375], 6/15/24[1,2]	1,765,828	1,764,107
Fusion Connect, Inc. , Sr. Sec. Credit Debtor in Possession
Facilities 1st Lien Term Loan, 11.77%,[LIBOR12+1,000],
12/6/19[1,2,4]	343,387	341,670
IPC Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 6.43%,[LIBOR4+450], 8/6/21[1,2]	3,913,281	3,252,915
Securus Technologies Holdings LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, 6.202%,[LIBOR12+450], 11/1/24[1,2]	5,376,831	3,918,366
SFR Group SA, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.536%,[LIBOR4+275], 7/31/25[1,2]	1,888,652	1,840,992
Tranche B12, 5.453%,[LIBOR12+368.75], 1/31/26[1,2]	1,500,000	1,485,937
SpeedCast International Ltd. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.854%,[LIBOR4+275], 5/15/25[1,2]	1,357,359	1,113,035
Sprint Communications, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B1, 4.75%,[LIBOR12+300], 2/2/24[1,2]	1,994,975	1,988,741
Western Express, Inc. , Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 10.374%,[LIBOR4+825], 2/23/22[1,2,4]	8,023,792	8,519,662
Windstream Services LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B6, 9.75%,[PRIME4+500], 3/29/21[1,2,7]	849,741	810,228
		47,366,614

Wireless Telecommunication Services—1.7%
American Teleconferencing Services Ltd. , Sr. Sec. Credit
Facilities 1st Lien Term Loan, 6/8/23[1,2,3]	1,012,990	623,728
Sprint Communications, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.25%,[LIBOR12+250], 2/2/24[1,2]	7,411,453	7,346,603
Telenet Financing USD LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.015%,[LIBOR12+225], 8/15/26[1,2]	2,830,000	2,833,057
		10,803,388

Utilities—1.8%
Electric Utilities—1.4%
Calpine Construction Finance Co. LP, Sr. Sec. Credit Facilities
1st Lien Term Loan, 4.452%,[LIBOR12+250], 1/15/25[1,2]	1,250,902	1,255,725
Eastern Power LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.452%,[LIBOR12+375], 10/2/23[1,2]	2,580,404	2,585,513
EFS Cogen Holdings I LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.96%-5.36%,[LIBOR12+325],
6/28/23[1,2]	1,355,219	1,350,380
Frontera Generation Holdings LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 6.171%,[LIBOR12+425], 5/2/25[1,2]	2,560,032	2,208,027
Talent Energy Supply LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.427%,[LIBOR12+375], 7/8/26[1,2,4]	1,705,000	1,696,475
		9,096,120

16 INVESCO OPPENHEIMER MASTER LOAN FUND

	Principal Amount	Value
Independent Power and Renewable Electricity Producers—0.4%
Calpine Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B10, 4.452%,[LIBOR12+250], 8/12/26[1,2]	$578,596	$581,128
Tranche B5, 4.61%,[LIBOR4+250], 1/15/24[1,2]	829,215	832,486
Kestrel Acquisition LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.96%,[LIBOR12+425], 6/2/25[1,2]	1,011,666	923,146
		2,336,760
Total Corporate Loans (Cost $642,186,565)		592,985,685

Corporate Bonds and Notes—2.5%
Erickson Air-Crane, Inc. , 6.00% Sub. Nts. , 11/2/20[4,7]	644,070	—
Peabody Energy Corp. , 6.375% Sr. Sec. Nts. , 3/31/25[8]	6,170,000	5,445,025
Tesla, Inc. , 5.30% Sr. Unsec. Nts. , 8/15/25[8]	11,120,000	10,688,989
Total Corporate Bonds and Notes (Cost $16,690,717)		16,134,014
	Shares
Common Stocks—4.3%
Arch Coal, Inc. , Cl. A	179,075	13,271,248
Ascent Resources - Marcellus LLC, Cl. A9	606,015	1,242,331
Avaya Holdings Corp.[9]	280,586	3,583,083
Caesars Entertainment Corp.[9]	100	1,304
Catalina Marketing Corp. (Pacifico, Inc. )[9]	19,788	80,804
Clear Channel Outdoor Holdings, Inc. , Cl. A9	879,218	2,180,461
Crossmark Holdings, Inc.[9]	12,561	634,330
Deluxe Entertainment Services Group, Inc.[9]	108,172	540,861
Gymboree Corp. (The)[4,9]	76,198	76
Gymboree Holding Corp.[4,9]	217,169	1,086
Harvey Gulf International Marine LLC[9]	12,360	92,700
iHeartMedia, Inc. , Cl. A9	373,898	5,754,290
Larchmont Resources LLC[9]	136	34,075
Quicksilver Resources, Inc.[4,9]	11,634,576	—
Sabine Oil & Gas Holdings, Inc.	1,419	91,171
Sunguard Equity[9]	3,420	69,255
Templar Energy, Cl. A9	154,052	19,257
Total Common Stocks (Cost $50,922,129)		27,596,332
	Units
Rights, Warrants and Certificates—0.0%
Ascent Resources - Marcellus LLC Wts. , Exp. 4/3/23[9]	156,901	4,707
Media General, Inc. Rts. , Exp. 12/31/49[4,9,10]	781,336	45,317
Sabine Oil Tranche 1 Wts. , Strike Price $4.49, Exp. 8/11/26[9]	4,424	66,360
Sabine Oil Tranche 2 Wts. , Strike Price $2.72, Exp. 8/11/26[9]	929	11,148
Total Rights, Warrants and Certificates (Cost $607,580)		127,532

	Shares
Investment Company—1.3%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%[11] (Cost
$8,621,107)	8,621,107	8,621,107
Total Investments, at Value (Cost $719,028,098)	100.3%	645,464,670
Net Other Assets (Liabilities)	(0.3)	(1,773,875)
Net Assets	100.0%	$643,690,795

17 INVESCO OPPENHEIMER MASTER LOAN FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Footnotes to Schedule of Investments

1. Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the "1933 Act"), and may be subject to  contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the
London Interbank Offered Rate ("LIBOR"), on set dates, typically every 30 days but not greater than one year; and/
or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
2. Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five year.
3. The variable rate interest will settle after November 30, 2019, at which time the interest rate will be determined.
4. The value of this security was determined using significant unobservable inputs.  See Note 1 of the accompanying
Notes.
5. Interest or dividend is paid-in-kind, when applicable.
6. All or a portion of this holding is subject to unfunded loan commitments.The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded.
7. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate.
8. Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933
Act, typically to qualified institutional buyers.The aggregate value of these securities at November 30, 2019 was
$16,134,014, which represented 2.51% of the Fund’s Net Assets.
9. Non-income producing security.
10. Security received as the result of issuer reorganization.
11. The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the
7-day SEC standardized yield as of November 30, 2019.

Glossary:

Definitions
LIBOR4	London Interbank Offered Rate-Quarterly
LIBOR6	London Interbank Offered Rate-Bi-Monthly
LIBOR12	London Interbank Offered Rate-Monthly
PRIME4	United States Prime Rate-Quarterly
PRIME12	United States Prime Rate-Monthly

18 INVESCO OPPENHEIMER MASTER LOAN FUND

NOTES TO SCHEDULE OF INVESTMENTS November 30, 2019 Unaudited

Note 1 - Additional Valuation Information

The following is a summary of the tiered valuation input levels, as of November 30, 2019.
The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Corporate Loans	$—	$ 568,133,971	$ 24,851,714	$ 592,985,685
Corporate Bonds and Notes	—	16,134,014	—	16,134,014
Common Stocks	24,881,557	2,713,613	1,162	27,596,332
Rights, Warrants and Certificates	—	82,215	45,317	127,532
Investment Company	8,621,107	—	—	8,621,107
Total Assets	$33,502,664	$ 587,063,813	$ 24,898,193	$ 645,464,670

19 INVESCO OPPENHEIMER MASTER LOAN FUND, LLC